Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Additional Information (Detail) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Average market value of common shares	$ 179.85	$ 116.72	$ 185.2	$ 106.13